SCHEDULE OF CONCENTRATIONS (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Product Information [Line Items]
Total		$ 48,335,553		$ 69,073,374		$ 73,084,448
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total		$ 10,751,899		$ 14,822,587			[1]
Concentration risk percentage		22.20%		21.50%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total		$ 6,245,427		$ 11,050,583		$ 13,411,753
Concentration risk percentage		12.90%		16.00%		18.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Total			[1]		[1]	$ 12,721,498
Concentration risk percentage						17.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Total			[1]		[1]	$ 10,931,425
Concentration risk percentage						15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Total		$ 16,997,326		$ 25,873,170		$ 37,064,676
Concentration risk percentage		35.10%		37.50%		50.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Total		$ 4,306,546
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Total		$ 4,601,010		$ 8,502,784			[1]
Concentration risk percentage		11.60%		16.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Total			[1]	$ 6,093,172			[1]
Concentration risk percentage	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Total		$ 4,601,010		$ 14,595,956
Concentration risk percentage		11.60%		27.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total		$ 4,650,537		$ 5,934,248
Concentration risk percentage		19.90%		22.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Total		$ 8,957,083		$ 5,934,248
Concentration risk percentage		38.30%		22.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Total	[1]
Concentration risk percentage		18.40%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk percentage				11.30%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Total		$ 3,600,703			[1]
Concentration risk percentage		47.80%			[1]

[1]	Less than 10% of the total amount